Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories	Inventories

	December 31, 2023		December 31, 2022
Finished products	Ps.	51,939	Ps.	53,185
Raw materials		3,701		6,383
Spare parts		1,145		1,159
Work in process		899		1,028
Inventories in transit		538		469
	Ps.	58,222	Ps.	62,224

For the years ended 2023, 2022 and 2021, the Company recognized write-downs of its inventories for Ps. 3,278, Ps. 2,089 and Ps. 1,867 to net realizable value, respectively.
For the years ended 2023, 2022 and 2021, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2023		2022 (Revised)		2021 (Revised)
Changes in inventories of finished goods and work in process	Ps.	286,346	Ps.	234,174	Ps.	246,134
Raw materials and consumables used		115,542		84,984		42,014
Total	Ps.	401,888	Ps.	319,158	Ps.	288,148